UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09153
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report November 30, 2010

EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

California

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (“APS”) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if a Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Municipal Income Trusts as of November 30, 2010
TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Financial Statements	11

Federal Tax Information	69

Dividend Reinvestment Plan	70

Board of Trustees’ Contract Approval	72

Management and Organization	75

Eaton Vance Municipal Income Trusts as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Eaton Vance Municipal Income Trusts (the Trusts) are closed-end funds, traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment-grade municipal securities.
Economic and Market Conditions
The U.S. economy continued its slow recovery during the fiscal year ending November 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Third quarter GDP improved slightly to an annualized rate of 2.5%, although it was still too low to generate meaningful job growth.
Municipal bond performance was positive for the fiscal year, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength of the economic recovery, benefiting investments such as higher-quality municipals and Treasuries. During July and August 2010, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality, while in September 2010, investors took on more risk, helping the higher-yielding, lower-rated sectors of the market. As the period drew to a close, however, a significant technical dislocation occurred, in which strong supply met with weak demand, driving prices down (and yields up). Municipalities ramped up new issuance on concerns over the potential for higher yields in 2011 and uncertainty over the extension of the Build America Bond program.
Against this backdrop the Barclays Capital Municipal Bond Index (the Index)1—an unmanaged index of municipal bonds traded in the U.S.—gained 4.76% for the fiscal year ending November 30, 2010. Long-term bonds, represented by the Barclays Capital Long (22+) Municipal Bond Index—an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more—had the strongest performance, gaining 6.14% during the period. Intermediate-maturity bonds, represented by the 7-year segment of the Index, gained 5.51%, while shorter-maturity bonds in the 5-year segment of the Index returned 4.41%.

[1]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.
Past performance is no guarantee of future results.
Management Discussion
During the year ending November 30, 2010, the Trusts outperformed the Index at net asset value (NAV), with the exception of Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust) and Eaton Vance Ohio Municipal Income Trust (Ohio Trust), which under-performed the Index at NAV. Overall, several factors contributed positively to the relative performance of the Trusts. The longer end of the yield curve outperformed during the period as investors sought higher yields. As a result, the Trusts’ longer duration positioning generally benefited their performance. This duration positioning was the biggest overall positive factor during the period. By and large, overweighted positions in revenue bonds were also helpful, as were overweight positions in BBB-rated issues. Holdings of zero-coupon and high-coupon bonds generally bolstered the Trusts’ performance relative to the Index as well.
The Trusts were hedged using a combination of Treasury futures and/or interest-rate swaps—an ongoing strategy that management has employed for many years that is designed to help mitigate volatility and interest-rate risk over time. During the second half of the fiscal year, the developing economic situation in Europe bolstered fixed-income markets, including the U.S. Treasury market. As a result, the Trusts’ hedges moderated their upside returns during the fiscal year. Looking specifically at the New Jersey and Ohio Trusts, security selection limited returns.
Management employed leverage in the Trusts, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Trust’s exposure to its underlying investments in both up and down markets. During the year, the Trusts’ leverage generally helped their relative performance.
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trusts’ current or future investments and may change due to active management.

Eaton Vance Municipal Income Trusts as of November 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
Effective February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Adam A. Weigold became the portfolio manager of the New Jersey Trust. Mr. Brandon is a Vice President of Eaton Vance Management (EVM) and has been a portfolio manager of Eaton Vance municipal funds since 2004. Mr. Weigold is a Vice President of EVM and has been a portfolio manager of Eaton Vance municipal funds since 2007. In addition, Mr. Weigold has been a municipal credit analyst of EVM for more than five years.
A Note Regarding The Use Of Leverage
The Trusts employ leverage through the issuance of Auction Preferred Shares (APS) and, for certain Trusts, the use of residual interest bond (RIB) financing.1 Each Trust’s APS and RIB leverage percentage as of November 30, 2010, as applicable, is reflected on the Trust-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Eaton Vance California Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	CEV

Average Annual Total Returns (by market price)
One Year	9.25%
Five Years	4.04
10 Years	6.94
Life of Trust (1/29/99)	4.52

Average Annual Total Returns (by net asset value)
One Year	7.73%
Five Years	1.52
10 Years	5.64
Life of Trust (1/29/99)	4.52

Premium/(Discount) to NAV	0.08%

Market Yields
Market Yield[2]	7.15%
Taxable-Equivalent Market Yield[3]	12.30
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

One Year	7.47%
Five Years	2.84
10 Years	5.42

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	16.7%
AA	36.6%
A	29.5%
BBB	9.7%
Not Rated	7.5%
Trust Statistics7

• Number of Issues:	102
• Average Maturity:	21.5	years
• Average Effective Maturity:	14.5	years
• Average Call Protection:	7.2	years
• Average Dollar Price:	$89.73
• APS Leverage**:	31.3%
• RIB Leverage**:	12.8%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 23 and 13 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	MMV

Average Annual Total Returns (by market price)
One Year	12.38%
Five Years	4.47
10 Years	8.77
Life of Trust (1/29/99)	5.34

Average Annual Total Returns (by net asset value)
One Year	8.16%
Five Years	3.54
10 Years	7.03
Life of Trust (1/29/99)	5.22

Premium/(Discount) to NAV	1.38%

Market Yields
Market Yield[2]	6.48%
Taxable-Equivalent Market Yield[3]	10.53
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	6.04%
Five Years	4.23
10 Years	5.85

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	6.3%
AA	39.3%
A	39.7%
BBB	9.7%
BB	1.3%
Not Rated	3.7%
Trust Statistics7

• Number of Issues:	64
• Average Maturity:	25.5	years
• Average Effective Maturity:	16.8	years
• Average Call Protection:	9.4	years
• Average Dollar Price:	$96.31
• APS Leverage**:	32.0%
• RIB Leverage**:	7.8%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Michigan Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EMI

Average Annual Total Returns (by market price)
One Year	12.36%
Five Years	3.70
10 Years	7.83
Life of Trust (1/29/99)	4.25

Average Annual Total Returns (by net asset value)
One Year	6.57%
Five Years	3.06
10 Years	6.10
Life of Trust (1/29/99)	4.80

Premium/(Discount) to NAV	-6.06%

Market Yields
Market Yield[2]	7.10%
Taxable-Equivalent Market Yield[3]	11.42
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

One Year	6.08%
Five Years	3.80
10 Years	5.91

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution6
By total investments
Trust Statistics

• Number of Issues:	68
• Average Maturity:	21.1	years
• Average Effective Maturity:	14.0	years
• Average Call Protection:	6.3	years
• Average Dollar Price:	$95.27
• APS Leverage*:	39.1%

*	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 5, 5 and 3 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVJ

Average Annual Total Returns (by market price)
One Year	3.10%
Five Years	5.19
10 Years	8.82
Life of Trust (1/29/99)	5.32

Average Annual Total Returns (by net asset value)
One Year	4.62%
Five Years	3.37
10 Years	6.83
Life of Trust (1/29/99)	5.15

Premium/(Discount) to NAV	1.96%

Market Yields
Market Yield[2]	7.01%
Taxable-Equivalent Market Yield[3]	11.85
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

One Year	6.88%
Five Years	4.05
10 Years	5.82

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	10.5%
AA	38.9%
A	30.1%
BBB	18.4%
B	1.3%
Not Rated	0.8%
Trust Statistics7

• Number of Issues:	82
• Average Maturity:	24.3	years
• Average Effective Maturity:	15.3	years
• Average Call Protection:	7.9	years
• Average Dollar Price:	$93.01
• APS Leverage**:	30.5%
• RIB Leverage**:	13.3%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 12, 11 and 6 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New York Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVY

Average Annual Total Returns (by market price)
One Year	8.16%
Five Years	3.73
10 Years	8.75
Life of Trust (1/29/99)	5.28

Average Annual Total Returns (by net asset value)
One Year	8.48%
Five Years	2.46
10 Years	6.50
Life of Trust (1/29/99)	5.12

Premium/(Discount) to NAV	1.83%

Market Yields
Market Yield[2]	6.82%
Taxable-Equivalent Market Yield[3]	11.53
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

One Year	7.28%
Five Years	3.46
10 Years	5.78

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	14.0%
AA	35.4%
A	22.7%
BBB	14.2%
BB	3.5%
B	1.9%
CCC	0.9%
Not Rated	7.4%
Trust Statistics7

• Number of Issues:	96
• Average Maturity:	23.8	years
• Average Effective Maturity:	15.3	years
• Average Call Protection:	8.1	years
• Average Dollar Price:	$94.14
• APS Leverage**:	26.9%
• RIB Leverage**:	16.3%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 20, 19 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Ohio Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVO

Average Annual Total Returns (by market price)
One Year	6.64%
Five Years	4.65
10 Years	7.90
Life of Trust (1/29/99)	5.05

Average Annual Total Returns (by net asset value)
One Year	3.96%
Five Years	3.20
10 Years	6.42
Life of Trust (1/29/99)	4.89

Premium/(Discount) to NAV	1.90%

Market Yields
Market Yield[2]	6.64%
Taxable-Equivalent Market Yield[3]	10.90
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	6.04%
Five Years	4.23
10 Years	5.85

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	9.4%
AA	56.8%
A	19.2%
BBB	9.9%
B	1.1%
Not Rated	3.6%
Trust Statistics7

• Number of Issues:	78
• Average Maturity:	22.2	years
• Average Effective Maturity:	14.3	years
• Average Call Protection:	8.7	years
• Average Dollar Price:	$94.38
• APS Leverage**:	36.4%
• RIB Leverage**:	3.7%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EVP

Average Annual Total Returns (by market price)
One Year	5.57%
Five Years	3.25
10 Years	8.28
Life of Trust (1/29/99)	4.78

Average Annual Total Returns (by net asset value)
One Year	6.13%
Five Years	3.59
10 Years	6.48
Life of Trust (1/29/99)	5.05

Premium/(Discount) to NAV	-3.00%

Market Yields
Market Yield[2]	6.71%
Taxable-Equivalent Market Yield[3]	10.65
Index Performance4 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	4.76%	6.14%
Five Years	4.67	3.70
10 Years	5.30	5.53
Lipper Averages5 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

One Year	6.63%
Five Years	3.80
10 Years	5.67

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution as of 11/30/10 is as follows:

AAA	3.9%
AA	50.9%
A	29.6%
BBB	6.1%
BB	0.8%
CCC	2.1%
CC	0.8%
Not Rated	5.8%
Trust Statistics7

• Number of Issues:	83
• Average Maturity:	22.1	years
• Average Effective Maturity:	15.6	years
• Average Call Protection:	7.7	years
• Average Dollar Price:	$96.04
• APS Leverage**:	35.4%
• RIB Leverage**:	4.0%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 11/30/10 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 8 and 5 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance California Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 176.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 20.9%

$1,000	California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39	$1,051,750
2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	2,036,520
745	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	753,970
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,535,658
1,105	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,124,183
1,600	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,736,336
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,011,600
1,500	California Educational Facilities Authority, (Stanford University), 5.25%, 4/1/40	1,712,910
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,440,950
1,250	University of California, 5.25%, 5/15/39	1,295,300

		$18,699,177

Electric Utilities — 7.4%

$270	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$294,994
2,275	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,291,699
1,020	Los Angeles Department of Water and Power, 5.25%, 7/1/38	1,057,709
1,500	Northern California Power Agency, 5.25%, 8/1/24	1,585,980
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,340,196

		$6,570,578

General Obligations — 17.6%

$1,600	California, 5.50%, 11/1/35(2)	$1,618,832
750	California, 6.00%, 4/1/38	785,715
1,590	California, (AMT), 5.05%, 12/1/36	1,447,727
3,655	Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,789,540
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	4,800,862
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	3,268,754

		$15,711,430

Hospital — 29.0%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,015,460
2,310	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,162,992
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,681,425
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(3)	3,359,000
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	757,898
1,245	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,171,445
2,535	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,401,076
1,150	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,081,495
1,350	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,262,857
1,565	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,572,825
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,723,522
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,545,270
1,900	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,907,315
1,220	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,085,641
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,562,604
700	Washington Township Health Care District, 5.25%, 7/1/29	673,449

		$25,964,274

Housing — 1.2%

$699	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$663,085
410	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	381,944

		$1,045,029

Industrial Development Revenue — 3.3%

$1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,247,486
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,727,740

		$2,975,226

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 4.4%

$495	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$487,016
1,250	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,356,513
2,140	California State University, (AMBAC), 5.00%, 11/1/33	2,128,358

		$3,971,887

Insured-Electric Utilities — 6.4%

$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,572,150
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,150,453

		$5,722,603

Insured-Escrowed / Prerefunded — 3.2%

$5,130	Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,818,319

		$2,818,319

Insured-General Obligations — 6.5%

$7,000	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$1,527,470
4,825	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	978,607
7,995	Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25(5)	3,335,034

		$5,841,111

Insured-Hospital — 13.9%

$2,900	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,905,858
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	743,580
3,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(3)	3,770,657
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(3)	4,988,650

		$12,408,745

Insured-Lease Revenue / Certificates of Participation — 11.4%

$5,510	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,263,858
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,426,620
3,500	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	3,522,505

		$10,212,983

Insured-Special Tax Revenue — 3.5%

$21,285	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,195,365
4,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	499,437
8,355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	922,810
5,270	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	543,021

		$3,160,633

Insured-Transportation — 9.6%

$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,411,150
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	1,966,160
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	744,470
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,812,600
1,320	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,252,455
1,350	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,391,796

		$8,578,631

Insured-Water and Sewer — 5.8%

$1,725	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$1,772,179
4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	3,432,352

		$5,204,531

Other Revenue — 2.2%

$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$366,024
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	540,612

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$980	Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	$592,410
640	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	459,507

		$1,958,553

Senior Living / Life Care — 1.5%

$175	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$154,222
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	579,481
600	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	643,212

		$1,376,915

Special Tax Revenue — 15.9%

$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$897,950
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	226,227
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	340,170
970	Corona Public Financing Authority, 5.80%, 9/1/20	950,833
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	168,370
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	396,840
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,575,340
895	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	895,680
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	415,636
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	731,663
2,245	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,278,787
930	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	941,597
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,114,896
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,190
490	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	479,578
250	Temecula Unified School District, 5.00%, 9/1/27	220,175
400	Temecula Unified School District, 5.00%, 9/1/37	334,476
500	Turlock Public Financing Authority, 5.45%, 9/1/24	500,430
500	Tustin Community Facilities District, 6.00%, 9/1/37	488,240
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	966,760

		$14,173,838

Transportation — 7.6%

$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,022,720
2,120	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	2,108,107
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,530,420
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	1,100,584

		$6,761,831

Water and Sewer — 5.1%

$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,944,199
2,500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	2,596,725

		$4,540,924

Total Tax-Exempt Investments — 176.4%
(identified cost $162,760,725)		$157,697,218

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(49,977,422)

Other Assets, Less Liabilities — (20.5)%		$(18,324,677)

Net Assets Applicable to Common Shares — 100.0%		$89,395,119

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,401,861.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 163.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 45.0%

$2,290	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,352,563
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	603,402
1,240	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,267,280
1,500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.00%, 7/1/36	1,524,075
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	931,190
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,500,630
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,517,205
1,840	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	2,077,489
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,571,040
415	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	434,036
1,350	Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,356,156
1,750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,853,950

		$16,989,016

Electric Utilities — 7.4%

$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,017,230
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,789,889

		$2,807,119

Escrowed / Prerefunded — 1.2%

$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$446,352

		$446,352

General Obligations — 2.1%

$750	Newton, 5.00%, 4/1/36	$790,440

		$790,440

Hospital — 24.6%

$1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$1,039,760
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	404,088
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	513,715
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,138,337
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	898,921
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	728,960
420	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	397,803
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,006,580
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675,230
1,255	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,206,971
300	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	279,357

		$9,289,722

Housing — 14.4%

$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,883,994
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	933,380
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	646,945
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,948,500

		$5,412,819

Industrial Development Revenue — 1.9%

$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,181

		$696,181

Insured-Education — 11.1%

$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,089,360
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,492,996
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,608,752

		$4,191,108

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 1.5%

$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$582,232

		$582,232

Insured-General Obligations — 3.1%

$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,166,180

		$1,166,180

Insured-Hospital — 1.1%

$400	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$402,144

		$402,144

Insured-Other Revenue — 3.5%

$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,315,344

		$1,315,344

Insured-Special Tax Revenue — 13.7%

$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,457,482
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,077,010
1,340	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,369,386
7,595	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	426,535
2,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	298,834
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	331,903
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	196,291

		$5,157,441

Insured-Student Loan — 5.8%

$485	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$505,573
1,885	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,689,243

		$2,194,816

Insured-Transportation — 3.3%

$315	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$291,293
1,055	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	968,617

		$1,259,910

Nursing Home — 1.4%

$535	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$514,392

		$514,392

Other Revenue — 1.4%

$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$537,535

		$537,535

Senior Living / Life Care — 5.7%

$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$212,732
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,374,585
125	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	124,333
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	106,942
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	330,101

		$2,148,693

Special Tax Revenue — 7.0%

$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$626,356
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,602,190
75	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	71,370
335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	352,072

		$2,651,988

Transportation — 5.8%

$1,500	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,507,545
670	Massachusetts Port Authority, 5.00%, 7/1/34	685,604

		$2,193,149

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 2.3%

$1,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$881,450

		$881,450

Total Tax-Exempt Investments — 163.3%
(identified cost $62,327,100)		$61,628,031

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.1)%		$(20,050,225)

Other Assets, Less Liabilities — (10.2)%		$(3,842,851)

Net Assets Applicable to Common Shares — 100.0%		$37,734,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 26.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 14.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 158.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 8.3%

$525	Grand Valley State University, 5.625%, 12/1/29	$546,803
525	Grand Valley State University, 5.75%, 12/1/34	542,183
200	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	186,426
500	Michigan State University, 5.00%, 2/15/40	516,930
460	Michigan State University, 5.00%, 2/15/44	473,478

		$2,265,820

Electric Utilities — 0.2%

$60	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60,062

		$60,062

Escrowed / Prerefunded — 16.3%

$560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$641,771
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,346,375
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	794,468
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	650,370
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,020,430

		$4,453,414

General Obligations — 17.6%

$495	Charter County of Wayne, 6.75%, 11/1/39	$516,513
500	East Grand Rapids Public School District, 5.00%, 5/1/25	506,850
1,500	Kent County, 5.00%, 1/1/25	1,603,245
750	Manistee Area Public Schools, 5.00%, 5/1/24	759,705
1,000	Michigan, 5.00%, 11/1/20	1,112,360
270	Michigan, 5.50%, 11/1/25	295,469

		$4,794,142

Hospital — 32.1%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$504,220
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	165,022
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	106,377
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	311,289
455	Mecosta County (Michigan General Hospital), 6.00%, 5/15/18	436,268
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	999,960
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	663,682
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	896,340
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,035,612
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	752,707
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	526,545
1,000	Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,026,130
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	379,874
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	940,450

		$8,744,476

Housing — 3.5%

$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$965,890

		$965,890

Industrial Development Revenue — 6.3%

$750	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$409,178
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	821,008
550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	476,294

		$1,706,480

Insured-Education — 5.9%

$570	Ferris State University, (AGC), 5.125%, 10/1/33	$582,500
500	Ferris State University, (AGC), 5.25%, 10/1/38	513,695
500	Wayne State University, (AGM), 5.00%, 11/15/35	506,045

		$1,602,240

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 9.3%

$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$990,140
400	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	393,068
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	223,500
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	499,305
435	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	444,335

		$2,550,348

Insured-Escrowed / Prerefunded — 3.8%

$1,000	Detroit Sewage Disposal System, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,028,320

		$1,028,320

Insured-General Obligations — 7.9%

$300	Detroit City School District, (AGM), 5.25%, 5/1/32	$296,754
650	Detroit City School District, (FGIC), 4.75%, 5/1/28	619,229
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,247,175

		$2,163,158

Insured-Hospital — 3.4%

$985	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$915,213

		$915,213

Insured-Lease Revenue / Certificates of Participation — 6.1%

$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$336,770
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,320,573

		$1,657,343

Insured-Special Tax Revenue — 3.5%

$5,160	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$289,786
2,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	240,250
2,430	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	268,393
1,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	151,469

		$949,898

Insured-Student Loan — 7.0%

$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$909,740
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	999,940

		$1,909,680

Insured-Transportation — 3.5%

$1,000	Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$948,140

		$948,140

Insured-Water and Sewer — 11.6%

$560	Detroit Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$521,041
1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,595,913
1,000	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,035,110

		$3,152,064

Lease Revenue / Certificates of Participation — 0.9%

$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,232

		$250,232

Other Revenue — 1.3%

$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$359,000

		$359,000

Special Tax Revenue — 1.3%

$115	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$116,662
125	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	126,752
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	115,606

		$359,020

Water and Sewer — 8.3%

$790	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$840,118

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$600	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$639,888
500	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	530,480
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	260,208

		$2,270,694

Total Tax-Exempt Investments — 158.1%
(identified cost $44,389,890)		$43,105,634

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.2)%		$(17,501,062)

Other Assets, Less Liabilities — 6.1%		$1,657,704

Net Assets Applicable to Common Shares — 100.0%		$27,262,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 39.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 15.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 172.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 26.5%

$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$246,525
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	233,170
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	210,137
2,635	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	2,759,583
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(1)	3,371,410
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(2)	3,518,865
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,657,739
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,087,352
3,150	Rutgers State University, 5.00%, 5/1/39(2)	3,264,849

		$16,349,630

Electric Utilities — 2.4%

$1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,479,525

		$1,479,525

Hospital — 21.6%

$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$78,681
1,495	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,451,989
2,505	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,509,584
2,390	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,355,321
915	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	896,096
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,511,153
1,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	992,340
2,550	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,412,020
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,120,010

		$13,327,194

Housing — 3.7%

$715	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$681,424
1,640	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,611,349

		$2,292,773

Industrial Development Revenue — 13.4%

$500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$502,820
540	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	546,383
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,887,760
215	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	203,186
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	792,323
220	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	227,022
1,235	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	1,251,660
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,868,318

		$8,279,472

Insured-Education — 6.6%

$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(2)	$3,429,743
825	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	669,157

		$4,098,900

Insured-Electric Utilities — 2.0%

$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,250,413

		$1,250,413

Insured-Gas Utilities — 7.9%

$4,795	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$4,903,367

		$4,903,367

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 2.2%

$1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	$1,378,719

		$1,378,719

Insured-Hospital — 6.8%

$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	$759,473
1,460	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,467,723
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	502,650
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,452,712

		$4,182,558

Insured-Housing — 5.4%

$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,330,472

		$3,330,472

Insured-Lease Revenue / Certificates of Participation — 4.4%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,609,545
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,084,180

		$2,693,725

Insured-Other Revenue — 1.7%

$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,060,137

		$1,060,137

Insured-Special Tax Revenue — 12.2%

$6,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$3,134,340
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,900,714
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	833,351
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	403,510
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	324,871
5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	601,400
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	352,912

		$7,551,098

Insured-Student Loan — 4.0%

$2,385	New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,489,773

		$2,489,773

Insured-Transportation — 5.3%

$1,960	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$849,542
5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,707,818
400	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 5.00%, 8/1/36	399,988
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	335,538

		$3,292,886

Insured-Water and Sewer — 4.5%

$2,835	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,748,646

		$2,748,646

Lease Revenue / Certificates of Participation — 5.5%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,573,590
1,765	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,787,486

		$3,361,076

Other Revenue — 7.3%

$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$188,352
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	177,155
600	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	615,342

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	$2,769,039
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	200,648
900	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	578,349

		$4,528,885

Senior Living / Life Care — 3.0%

$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$440,829
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	716,215
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	695,065

		$1,852,109

Special Tax Revenue — 1.3%

$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$93,586
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	154,789
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	525,480

		$773,855

Student Loan — 4.2%

$80	New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$83,120
2,500	New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.247%, 6/1/36(2)(3)(4)	2,475,950

		$2,559,070

Transportation — 19.2%

$1,060	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,075,423
1,080	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,091,740
250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	270,345
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	947,205
3,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,721,968
480	Port Authority of New York and New Jersey, 4.50%, 11/1/33	474,907
1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/34	1,018,760
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	2,077,892
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,177,244

		$11,855,484

Water and Sewer — 1.6%

$985	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$973,032

		$973,032

Total Tax-Exempt Investments — 172.7%
(identified cost $107,707,611)		$106,612,799

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.1)%		$(33,426,620)

Other Assets, Less Liabilities — (18.6)%		$(11,469,375)

Net Assets Applicable to Common Shares — 100.0%		$61,716,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 36.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 10.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $475,950.

(4)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2010.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 172.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.4%

$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,029,802

		$1,029,802

Education — 24.8%

$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$316,922
1,210	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,263,506
325	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	336,681
510	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	543,558
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,049,820
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	530,742
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,066,900
2,000	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,055,300
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,436,232
2,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,627,200
1,495	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,434,527
2,000	New York Dormitory Authority, (The New School), 5.50%, 7/1/40(2)	2,039,440
280	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	273,468
735	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	718,462

		$17,692,758

Electric Utilities — 5.0%

$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,547,076
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,030,280

		$3,577,356

General Obligations — 10.3%

$6,000	New York City, 5.25%, 9/15/33(3)	$6,198,780
1,000	New York City, 6.25%, 10/15/28	1,148,840

		$7,347,620

Health Care-Miscellaneous — 6.9%

$130	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30(2)	$129,463
430	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40(2)	423,068
1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	934,080
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	931,992
50	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50,672
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	101,343
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,361,372

		$4,931,990

Hospital — 28.4%

$160	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$156,530
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	436,694
1,165	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,104,478
2,490	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,453,721
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	406,472
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,414,185
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	4,016,120
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,908,340
1,000	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,024,840
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	825,371
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,270,187
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415,390

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	$823,961
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,219,612
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	623,012
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,147,332

		$20,246,245

Housing — 16.9%

$1,500	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,459,905
2,620	New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,619,895
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,011,480
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,664,428
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,474,635
1,930	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,851,989
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	992,000

		$12,074,332

Industrial Development Revenue — 11.3%

$1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,042,580
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(3)	2,538,787
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,538,415
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,501,550
430	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	436,020

		$8,057,352

Insured-Education — 6.2%

$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,217,887
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(3)	1,533,660
5,365	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,700,598

		$4,452,145

Insured-Electric Utilities — 3.5%

$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,501,841
960	New York Power Authority, (NPFG), 5.00%, 11/15/47	975,312

		$2,477,153

Insured-Escrowed / Prerefunded — 1.6%

$860	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$472,475
1,280	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	665,792

		$1,138,267

Insured-Lease Revenue / Certificates of Participation — 4.4%

$3,365	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47(4)	$3,119,994

		$3,119,994

Insured-Other Revenue — 2.7%

$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$840,740
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	1,084,346

		$1,925,086

Insured-Special Tax Revenue — 6.4%

$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$933,140
4,440	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	933,555
19,745	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,108,879
3,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	400,023
6,705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	740,567
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	435,344

		$4,551,508

Insured-Transportation — 4.0%

$1,475	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$1,416,030

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$1,475	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475,236

		$2,891,266

Insured-Water and Sewer — 1.3%

$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$905,470

		$905,470

Lease Revenue / Certificates of Participation — 4.3%

$2,040	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$1,982,288
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,084,360

		$3,066,648

Other Revenue — 4.3%

$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$971,871
3,120	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	905,299
380	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	393,859
790	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	827,217

		$3,098,246

Senior Living / Life Care — 2.1%

$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,318,122
210	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	194,956

		$1,513,078

Special Tax Revenue — 3.6%

$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,041,870
900	New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	930,087
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	572,773

		$2,544,730

Transportation — 10.6%

$790	Metropolitan Transportation Authority, 5.00%, 11/15/37	$771,127
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(3)	1,943,073
990	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	971,042
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	1,031,134
2,740	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(3)	2,854,724
10	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10,419

		$7,581,519

Water and Sewer — 12.7%

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$170,294
325	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	88,325
3,105	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)	3,376,687
1,730	New York Environmental Facilities Corp., 5.00%, 10/15/39	1,793,474
2,535	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(3)	2,624,257
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	1,008,810

		$9,061,847

Total Tax-Exempt Investments — 172.7%
(identified cost $124,282,232)		$123,284,412

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.2)%		$(33,727,043)

Other Assets, Less Liabilities — (25.5)%		$(18,184,990)

Net Assets Applicable to Common Shares — 100.0%		$71,372,379

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FNMA - Federal National Mortgage Association

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

MFMR - Multi-Family Mortgage Revenue
NPFG - National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 17.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 8.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 149.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.1%

$1,250	Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	$1,271,613
500	Ohio State University, 5.00%, 12/1/28	550,155
1,675	Ohio State University, 5.00%, 12/1/30	1,815,934
500	University of Cincinnati, 5.00%, 6/1/34	501,955

		$4,139,657

Electric Utilities — 0.7%

$255	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$255,054

		$255,054

Escrowed / Prerefunded — 2.8%

$1,000	Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	$1,055,900

		$1,055,900

General Obligations — 19.0%

$1,000	Barberton City School District, 4.50%, 12/1/33	$959,160
1,750	Beavercreek City School District, 5.00%, 12/1/30	1,819,405
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,154,953
500	Columbus, 5.00%, 7/1/23(1)	527,040
1,000	Columbus City School District, 5.00%, 12/1/29	1,046,100
595	Huber Heights City School District, 4.75%, 12/1/25	624,762
1,000	Maple Heights City School District, 5.00%, 1/15/37	989,870

		$7,121,290

Hospital — 11.9%

$800	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$798,856
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	501,070
500	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	525,045
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,045,050
600	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	591,546
735	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	660,096
330	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	333,693

		$4,455,356

Housing — 11.7%

$980	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$951,884
560	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	529,452
425	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	418,493
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,465,575

		$4,365,404

Industrial Development Revenue — 8.3%

$750	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$619,680
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250,810
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	227,959

		$3,098,449

Insured-Education — 13.0%

$750	Hamilton County, (University Heights Community Urban Development Corp), (AGM), 5.00%, 6/1/30	$759,622
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,058,750
465	Kent State University, (AGC), 5.00%, 5/1/29	481,624
655	Miami University, (AMBAC), 3.25%, 9/1/26	561,951
1,500	University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,514,640
500	University of Akron, Series B, (AGM), 5.00%, 1/1/38	504,880

		$4,881,467

Insured-Electric Utilities — 13.1%

$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,055,410
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	291,931
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	402,860
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	404,691
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,370,160
425	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	409,475
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	213,341
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	249,652
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	527,290

		$4,924,810

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded — 1.4%

$500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	$517,465

		$517,465

Insured-General Obligations — 16.8%

$280	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$282,708
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	206,458
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	511,080
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	881,959
1,500	Madeira City School District, (AGM), 3.50%, 12/1/27	1,357,155
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,804,757
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	751,627
500	Wadsworth City School District, (AGC), 5.00%, 12/1/37	512,310

		$6,308,054

Insured-Hospital — 6.7%

$545	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$530,307
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,502,550
485	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.493%, 2/1/29(2)(3)(4)	490,315

		$2,523,172

Insured-Lease Revenue / Certificates of Participation — 1.1%

$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$407,525

		$407,525

Insured-Special Tax Revenue — 3.6%

$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$556,265
1,685	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	199,420
3,340	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	368,903
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	216,384

		$1,340,972

Insured-Transportation — 6.0%

$1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$1,118,400
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,129,880

		$2,248,280

Insured-Water and Sewer — 2.1%

$215	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$203,261
625	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	590,244

		$793,505

Lease Revenue / Certificates of Participation — 1.4%

$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$529,180

		$529,180

Other Revenue — 4.3%

$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$181,422
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	500,649
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	910,580

		$1,592,651

Pooled Loans — 11.0%

$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$556,759
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,060,637
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,251,200
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	268,454
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	987,404

		$4,124,454

Special Tax Revenue — 2.3%

$425	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$431,749
155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	157,240
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	172,383
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	115,606

		$876,978

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 1.4%

$250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	$268,842
250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	264,768

		$533,610

Total Tax-Exempt Investments — 149.7%
(identified cost $56,852,704)		$56,093,233

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.6)%		$(22,726,927)

Other Assets, Less Liabilities — 10.9%		$4,096,608

Net Assets Applicable to Common Shares — 100.0%		$37,462,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 42.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 16.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $490,315 or 1.3% of the Trust’s net assets applicable to common shares.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2010.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 160.2%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 2.8%

$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,029,390

		$1,029,390

Cogeneration — 2.5%

$300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$189,144
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	279,775
475	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	448,528

		$917,447

Education — 12.3%

$500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$509,045
1,200	Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,150,404
500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	506,700
625	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	618,275
625	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	630,019
500	Pennsylvania State University, 5.00%, 3/1/40	516,610
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	514,575

		$4,445,628

Electric Utilities — 1.7%

$600	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$611,682

		$611,682

Escrowed / Prerefunded — 3.1%

$600	Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$662,718
435	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), Prerefunded to 6/1/11, 6.75%, 12/1/36	450,055

		$1,112,773

General Obligations — 7.3%

$500	Chester County, 5.00%, 7/15/27(1)	$545,095
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,022,060
1,000	Philadelphia School District, 6.00%, 9/1/38	1,062,210

		$2,629,365

Hospital — 22.6%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$510,005
750	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	743,130
750	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	784,522
1,215	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,205,644
750	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	761,115
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,386,525
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	244,588
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,102,190
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	672,415
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	240,973
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	515,765

		$8,166,872

Housing — 17.2%

$485	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$472,312
1,135	Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,139,767
905	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	861,225
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	493,165
910	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	912,166
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	490,665
975	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	956,378

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$930	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	$919,268

		$6,244,946

Industrial Development Revenue — 10.6%

$200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$203,120
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	729,127
250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	267,065
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,013,510
500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	490,555
1,325	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,147,437

		$3,850,814

Insured-Education — 15.1%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$511,310
1,675	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,563,730
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,103,661
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	1,016,780
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	388,361
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	894,066

		$5,477,908

Insured-Escrowed / Prerefunded — 8.7%

$1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,617,168
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,531,960

		$3,149,128

Insured-General Obligations — 4.5%

$500	Beaver County, (AGM), 5.55%, 11/15/31	$528,700
750	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	793,402
300	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	309,150

		$1,631,252

Insured-Hospital — 11.0%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$288,625
355	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	354,055
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	1,416,917
35	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	34,347
1,900	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,876,003

		$3,969,947

Insured-Lease Revenue / Certificates of Participation — 4.8%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$509,710
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,218,673

		$1,728,383

Insured-Special Tax Revenue — 3.7%

$9,870	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$554,299
1,690	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	200,012
3,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	370,007
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	216,384

		$1,340,702

Insured-Transportation — 9.1%

$500	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$486,010
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005,171
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,810,872

		$3,302,053

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 4.8%

$535	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	$517,040
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	853,248
360	Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	361,224

		$1,731,512

Senior Living / Life Care — 3.9%

$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27	$527,080
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	503,740
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	192,972
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	184,540

		$1,408,332

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$115,606

		$115,606

Transportation — 10.6%

$465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$471,766
285	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	288,098
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	272,201
1,430	Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,036,964
1,000	Pennsylvania Turnpike Commission, 5.00%, 12/1/37	983,980
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	792,952

		$3,845,961

Utilities — 1.6%

$600	Philadelphia Gas Works, 5.25%, 8/1/40	$576,354

		$576,354

Water and Sewer — 2.0%

$750	Harrisburg Water Authority, 5.25%, 7/15/31	$723,855

		$723,855

Total Tax-Exempt Investments — 160.2%
(identified cost $58,820,243)		$58,009,910

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.5)%		$(21,175,236)

Other Assets, Less Liabilities — (1.7)%		$(624,268)

Net Assets Applicable to Common Shares — 100.0%		$36,210,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 38.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 12.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of November 30, 2010	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Assets

Investments —
Identified cost	$162,760,725	$62,327,100	$44,389,890	$107,707,611
Unrealized depreciation	(5,063,507)	(699,069)	(1,284,256)	(1,094,812)

Investments, at value	$157,697,218	$61,628,031	$43,105,634	$106,612,799

Cash	$2,234,455	$77,343	$1,177,132	$1,725,110
Interest receivable	1,930,272	1,058,278	565,347	1,606,407
Receivable for investments sold	12,000	15,000	20,150	24,642
Receivable for open swap contracts	—	50,741	—	87,790
Deferred debt issuance costs	32,566	3,915	—	3,974

Total assets	$161,906,511	$62,833,308	$44,868,263	$110,060,722

Liabilities

Payable for floating rate notes issued	$20,535,000	$4,885,000	$—	$14,572,000
Payable for when-issued securities	1,615,120	—	—	—
Payable for variation margin on open financial futures contracts	19,001	—	1,969	74,219
Payable for open swap contracts	132,762	48,631	15,562	85,104
Payable to affiliates:
Investment adviser fee	84,988	33,926	25,583	57,116
Administration fee	24,814	9,905	7,469	16,676
Trustees’ fees	981	441	355	689
Interest expense and fees payable	31,043	11,884	—	40,651
Accrued expenses	90,261	58,341	53,987	70,843

Total liabilities	$22,533,970	$5,048,128	$104,925	$14,917,298

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,977,422	$20,050,225	$17,501,062	$33,426,620

Net assets applicable to common shares	$89,395,119	$37,734,955	$27,262,276	$61,716,804

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$72,179	$27,371	$21,163	$46,554
Additional paid-in capital	104,656,831	39,544,686	30,471,851	66,893,497
Accumulated net realized loss	(11,337,374)	(1,604,943)	(2,219,330)	(4,872,061)
Accumulated undistributed net investment income	1,223,364	464,800	295,348	731,612
Net unrealized depreciation	(5,219,881)	(696,959)	(1,306,756)	(1,082,798)

Net assets applicable to common shares	$89,395,119	$37,734,955	$27,262,276	$61,716,804

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,999	802	700	1,337

Common Shares Outstanding

	7,217,856	2,737,099	2,116,294	4,655,354

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.39	$13.79	$12.88	$13.26

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of November 30, 2010	New York Trust	Ohio Trust	Pennsylvania Trust

Assets

Investments —
Identified cost	$124,282,232	$56,852,704	$58,820,243
Unrealized depreciation	(997,820)	(759,471)	(810,333)

Investments, at value	$123,284,412	$56,093,233	$58,009,910

Cash	$3,293,356	$1,698,153	$904,156
Interest receivable	1,723,381	982,930	864,699
Receivable for investments sold	75,082	3,512,863	100,000
Receivable for open swap contracts	103,093	52,352	58,795
Deferred debt issuance costs	19,328	—	—

Total assets	$128,498,652	$62,339,531	$59,937,560

Liabilities

Payable for floating rate notes issued	$20,475,000	$830,000	$2,370,000
Payable for investments purchased	—	1,178,116	—
Payable for when-issued securities	2,480,078	—	—
Payable for variation margin on open financial futures contracts	35,625	6,719	29,687
Payable for open swap contracts	202,304	29,178	38,905
Payable to affiliates:
Investment adviser fee	66,308	34,839	33,480
Administration fee	19,360	10,172	9,775
Trustees’ fees	782	454	440
Interest expense and fees payable	43,884	3,358	8,889
Accrued expenses	75,889	56,854	60,742

Total liabilities	$23,399,230	$2,149,690	$2,551,918

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,727,043	$22,726,927	$21,175,236

Net assets applicable to common shares	$71,372,379	$37,462,914	$36,210,406

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,435	$28,449	$27,166
Additional paid-in capital	78,953,796	40,768,609	38,533,541
Accumulated net realized loss	(7,346,782)	(3,013,613)	(1,979,238)
Accumulated undistributed net investment income	852,703	436,643	415,649
Net unrealized depreciation	(1,141,773)	(757,174)	(786,712)

Net assets applicable to common shares	$71,372,379	$37,462,914	$36,210,406

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,349	909	847

Common Shares Outstanding

	5,443,476	2,844,918	2,716,608

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$13.11	$13.17	$13.33

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended November 30, 2010	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Income

Interest	$8,614,883	$3,274,354	$2,412,809	$5,711,657

Total investment income	$8,614,883	$3,274,354	$2,412,809	$5,711,657

Expenses

Investment adviser fee	$1,048,471	$417,371	$315,990	$709,401
Administration fee	303,403	120,782	91,440	205,272
Trustees’ fees and expenses	5,638	2,550	2,050	3,985
Custodian fee	77,512	43,032	30,833	55,973
Transfer and dividend disbursing agent fees	16,954	16,355	16,810	15,276
Legal and accounting services	50,125	37,893	36,608	68,271
Printing and postage	18,777	10,397	9,356	14,444
Interest expense and fees	163,108	36,653	—	114,568
Preferred shares service fee	69,843	29,182	23,553	48,969
Miscellaneous	59,610	30,952	31,945	35,261

Total expenses	$1,813,441	$745,167	$558,585	$1,271,420

Deduct —
Reduction of custodian fee	$749	$310	$471	$727

Total expense reductions	$749	$310	$471	$727

Net expenses	$1,812,692	$744,857	$558,114	$1,270,693

Net investment income	$6,802,191	$2,529,497	$1,854,695	$4,440,964

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$666,810	$183,131	$41,021	$434,050
Financial futures contracts	(648,487)	—	(63,143)	(1,567,290)
Swap contracts	(632,939)	(233,278)	(35,036)	(405,780)

Net realized loss	$(614,616)	$(50,147)	$(57,158)	$(1,539,020)

Change in unrealized appreciation (depreciation) —
Investments	$601,139	$572,104	$(49,784)	$80,488
Financial futures contracts	172,389	—	13,176	9,328
Swap contracts	(9,152)	47,418	(1,887)	81,924

Net change in unrealized appreciation (depreciation)	$764,376	$619,522	$(38,495)	$171,740

Net realized and unrealized gain (loss)	$149,760	$569,375	$(95,653)	$(1,367,280)

Distributions to preferred shareholders —
From net investment income	$(203,844)	$(81,604)	$(70,520)	$(136,338)

Net increase in net assets from operations	$6,748,107	$3,017,268	$1,688,522	$2,937,346

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended November 30, 2010	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Income

Interest	$6,608,815	$3,284,384	$3,200,101

Total investment income	$6,608,815	$3,284,384	$3,200,101

Expenses

Investment adviser fee	$816,957	$432,938	$414,330
Administration fee	236,407	125,275	119,892
Trustees’ fees and expenses	4,507	2,632	2,536
Custodian fee	63,573	38,728	38,192
Transfer and dividend disbursing agent fees	16,820	16,431	12,363
Legal and accounting services	36,060	32,940	40,259
Printing and postage	16,850	11,201	11,111
Interest expense and fees	155,787	7,394	23,524
Preferred shares service fee	48,917	32,624	30,197
Miscellaneous	37,879	32,310	35,078

Total expenses	$1,433,757	$732,473	$727,482

Deduct —
Reduction of custodian fee	$1,262	$789	$361

Total expense reductions	$1,262	$789	$361

Net expenses	$1,432,495	$731,684	$727,121

Net investment income	$5,176,320	$2,552,700	$2,472,980

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$351,299	$283,528	$149,336
Financial futures contracts	(674,109)	(148,221)	(589,375)
Swap contracts	(706,980)	(193,413)	(25,378)

Net realized loss	$(1,029,790)	$(58,106)	$(465,417)

Change in unrealized appreciation (depreciation) —
Investments	$1,736,758	$(943,170)	$139,663
Financial futures contracts	118,593	22,920	127,343
Swap contracts	83,791	51,471	22,874

Net change in unrealized appreciation (depreciation)	$1,939,142	$(868,779)	$289,880

Net realized and unrealized gain (loss)	$909,352	$(926,885)	$(175,537)

Distributions to preferred shareholders —
From net investment income	$(135,619)	$(92,648)	$(86,181)

Net increase in net assets from operations	$5,950,053	$1,533,167	$2,211,262

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2010
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,802,191	$2,529,497	$1,854,695	$4,440,964
Net realized loss from investment transactions, financial futures contracts and swap contracts	(614,616)	(50,147)	(57,158)	(1,539,020)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	764,376	619,522	(38,495)	171,740
Distributions to preferred shareholders —
From net investment income	(203,844)	(81,604)	(70,520)	(136,338)

Net increase in net assets from operations	$6,748,107	$3,017,268	$1,688,522	$2,937,346

Distributions to common shareholders — From net investment income	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Total distributions to common shareholders	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Capital share transactions —
Reinvestment of distributions to common shareholders	$282,674	$180,515	$—	$386,092

Net increase in net assets from capital share transactions	$282,674	$180,515	$—	$386,092

Net increase (decrease) in net assets	$674,836	$724,248	$(129,391)	$(1,075,688)

Net Assets Applicable to Common Shares

At beginning of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

At end of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,223,364	$464,800	$295,348	$731,612

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2010
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,176,320	$2,552,700	$2,472,980
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,029,790)	(58,106)	(465,417)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,939,142	(868,779)	289,880
Distributions to preferred shareholders —
From net investment income	(135,619)	(92,648)	(86,181)

Net increase in net assets from operations	$5,950,053	$1,533,167	$2,211,262

Distributions to common shareholders —
From net investment income	$(4,909,382)	$(2,528,385)	$(2,351,411)

Total distributions to common shareholders	$(4,909,382)	$(2,528,385)	$(2,351,411)

Capital share transactions —
Reinvestment of distributions to common shareholders	$475,009	$162,675	$95,355

Net increase in net assets from capital share transactions	$475,009	$162,675	$95,355

Net increase (decrease) in net assets	$1,515,680	$(832,543)	$(44,794)

Net Assets Applicable to Common Shares

At beginning of year	$69,856,699	$38,295,457	$36,255,200

At end of year	$71,372,379	$37,462,914	$36,210,406

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$852,703	$436,643	$415,649

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,809,366	$2,579,336	$1,943,559	$4,492,418
Net realized loss from investment transactions, financial futures contracts and swap contracts	(4,256,586)	(996,068)	(360,637)	(3,311,658)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	20,927,304	10,118,722	4,583,016	22,233,230
Distributions to preferred shareholders —
From net investment income	(335,254)	(133,574)	(117,661)	(221,791)

Net increase in net assets from operations	$23,144,830	$11,568,416	$6,048,277	$23,192,199

Distributions to common shareholders —
From net investment income	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Total distributions to common shareholders	$(5,613,275)	$(2,243,084)	$(1,633,791)	$(3,904,585)

Capital share transactions —
Reinvestment of distributions to common shareholders	$123,925	$109,415	$—	$45,520

Net increase in net assets from capital share transactions	$123,925	$109,415	$—	$45,520

Net increase in net assets	$17,655,480	$9,434,747	$4,414,486	$19,333,134

Net Assets Applicable to Common Shares

At beginning of year	$71,064,803	$27,575,960	$22,977,181	$43,459,358

At end of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,086,959	$500,492	$336,851	$877,670

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2009
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,174,285	$2,673,784	$2,513,425
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(3,485,812)	(868,027)	155,287
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	22,262,042	9,281,116	7,906,232
Distributions to preferred shareholders —
From net investment income	(225,861)	(154,413)	(143,754)

Net increase in net assets from operations	$23,724,654	$10,932,460	$10,431,190

Distributions to common shareholders —
From net investment income	$(4,532,706)	$(2,247,968)	$(2,134,974)

Total distributions to common shareholders	$(4,532,706)	$(2,247,968)	$(2,134,974)

Capital share transactions —
Reinvestment of distributions to common shareholders	$339,723	$48,010	$15,281

Net increase in net assets from capital share transactions	$339,723	$48,010	$15,281

Net increase in net assets	$19,531,671	$8,732,502	$8,311,497

Net Assets Applicable to Common Shares

At beginning of year	$50,325,028	$29,562,955	$27,943,703

At end of year	$69,856,699	$38,295,457	$36,255,200

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$738,537	$506,527	$420,183

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

For the Year Ended November 30, 2010
Cash Flows From Operating Activities	California Trust	New Jersey Trust	New York Trust

Net increase in net assets from operations	$6,748,107	$2,937,346	$5,950,053
Distributions to preferred shareholders	203,844	136,338	135,619

Net increase in net assets from operations excluding distributions to preferred shareholders	$6,951,951	$3,073,684	$6,085,672
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(21,888,311)	(10,301,710)	(21,894,055)
Investments sold	22,947,515	10,742,719	16,261,262
Net amortization/accretion of premium (discount)	(1,451,153)	(701,978)	(538,401)
Amortization of deferred debt issuance costs	1,508	394	8,238
Decrease (increase) in interest receivable	92,170	97,952	(57,197)
Decrease (increase) in receivable for investments sold	(2,500)	1,007,036	(40,137)
Decrease (increase) in receivable for open swap contracts	—	(87,790)	(103,093)
Increase in payable for when-issued securities	1,615,120	—	2,480,078
Increase in payable for variation margin on open financial futures contracts	12,251	74,219	30,000
Increase in payable for open swap contracts	9,152	5,866	19,302
Increase (decrease) in payable to affiliate for investment adviser fee	(507)	(834)	404
Increase in payable to affiliate for administration fee	1,855	3,027	530
Decrease in payable to affiliate for Trustees’ fees	(42)	(24)	(26)
Increase (decrease) in interest expense and fees payable	(2,620)	1,807	9,187
Decrease in accrued expenses	(2,017)	(10,817)	(14,439)
Net change in unrealized (appreciation) depreciation from investments	(601,139)	(80,488)	(1,736,758)
Net realized gain from investments	(666,810)	(434,050)	(351,299)

Net cash provided by operating activities	$7,016,423	$3,389,013	$159,268

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(6,073,271)	$(4,013,034)	$(4,434,373)
Cash distributions paid to preferred shareholders	(203,239)	(135,933)	(135,211)
Proceeds from secured borrowings	1,590,000	2,000,000	3,255,000
Decrease in due to custodian	(95,458)	—	—

Net cash used in financing activities	$(4,781,968)	$(2,148,967)	$(1,314,584)

Net increase (decrease) in cash	$2,234,455	$1,240,046	$(1,155,316)

Cash at beginning of year	$—	$485,064	$4,448,672

Cash at end of year	$2,234,455	$1,725,110	$3,293,356

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$282,674	$386,092	$475,009
Cash paid for interest and fees	164,220	112,367	138,362

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$12.330	$9.890	$15.120	$16.430	$15.420

Income (Loss) From Operations

Net investment income(1)	$0.945	$0.947	$0.943	$0.936	$0.962
Net realized and unrealized gain (loss)	0.026	2.321	(5.223)	(1.294)	1.028
Distributions to preferred shareholders —
From net investment income(1)	(0.028)	(0.047)	(0.277)	(0.280)	(0.239)

Total income (loss) from operations	$0.943	$3.221	$(4.557)	$(0.638)	$1.751

Less Distributions to Common Shareholders

From net investment income	$(0.883)	$(0.781)	$(0.673)	$(0.672)	$(0.741)

Total distributions to common shareholders	$(0.883)	$(0.781)	$(0.673)	$(0.672)	$(0.741)

Net asset value — End of year (Common shares)	$12.390	$12.330	$9.890	$15.120	$16.430

Market value — End of year (Common shares)	$12.400	$12.170	$9.150	$13.160	$15.050

Total Investment Return on Net Asset Value(2)	7.73%	34.24%	(30.70)%	(3.65)%	12.10%

Total Investment Return on Market Value(2)	9.25%	43.19%	(26.34)%	(8.44)%	15.99%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$89,395	$88,720	$71,065	$108,567		$117,966
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.78%	1.93%	1.87%	1.78	%(4)	1.79%
Interest and fee expense(5)	0.18%	0.23%	0.37%	0.34%		0.49%
Total expenses before custodian fee reduction	1.96%	2.16%	2.24%	2.12	%(4)	2.28%
Expenses after custodian fee reduction excluding interest and fees	1.78%	1.93%	1.85%	1.76	%(4)	1.77%
Net investment income	7.34%	8.35%	6.91%	5.94%		6.12%
Portfolio Turnover	14%	18%	31%	40%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.16%	1.19%	1.18%	1.17	%(4)	1.18%
Interest and fee expense(5)	0.11%	0.15%	0.24%	0.22%		0.32%
Total expenses before custodian fee reduction	1.27%	1.34%	1.42%	1.39	%(4)	1.50%
Expenses after custodian fee reduction excluding interest and fees	1.16%	1.19%	1.17%	1.16	%(4)	1.16%
Net investment income	4.77%	5.18%	4.39%	3.90%		4.03%

Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	2,360		2,360
Asset coverage per preferred share(6)	$69,721	$69,383	$60,552	$71,003		$74,997
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.590	$10.160	$14.860	$16.170	$15.270

Income (Loss) From Operations

Net investment income(1)	$0.926	$0.948	$0.947	$0.914	$0.931
Net realized and unrealized gain (loss)	0.210	3.356	(4.720)	(1.314)	0.926
Distributions to preferred shareholders —
From net investment income(1)	(0.030)	(0.049)	(0.278)	(0.271)	(0.243)

Total income (loss) from operations	$1.106	$4.255	$(4.051)	$(0.671)	$1.614

Less Distributions to Common Shareholders

From net investment income	$(0.906)	$(0.825)	$(0.649)	$(0.639)	$(0.714)

Total distributions to common shareholders	$(0.906)	$(0.825)	$(0.649)	$(0.639)	$(0.714)

Net asset value — End of year (Common shares)	$13.790	$13.590	$10.160	$14.860	$16.170

Market value — End of year (Common shares)	$13.980	$13.260	$8.930	$13.050	$14.920

Total Investment Return on Net Asset Value(2)	8.16%	43.29%	(28.02)%	(3.94)%	11.05%

Total Investment Return on Market Value(2)	12.38%	58.91%	(27.89)%	(8.57)%	5.72%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$37,735	$37,011	$27,576	$40,341		$43,875
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.83%	2.02%	2.06%	1.91	%(4)	1.88%
Interest and fee expense(5)	0.09%	0.14%	0.26%	0.61%		0.77%
Total expenses before custodian fee reduction	1.92%	2.16%	2.32%	2.52	%(4)	2.65%
Expenses after custodian fee reduction excluding interest and fees	1.82%	2.02%	2.04%	1.89	%(4)	1.87%
Net investment income	6.51%	7.77%	7.03%	5.90%		6.01%
Portfolio Turnover	16%	24%	40%	42%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20%	1.26%	1.31%	1.26	%(4)	1.24%
Interest and fee expense(5)	0.06%	0.09%	0.16%	0.40%		0.51%
Total expenses before custodian fee reduction	1.26%	1.35%	1.47%	1.66	%(4)	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.20%	1.26%	1.30%	1.25	%(4)	1.24%
Net investment income	4.29%	4.85%	4.47%	3.91%		3.98%

Senior Securities:
Total preferred shares outstanding	802	802	802	860		860
Asset coverage per preferred share(6)	$72,051	$71,150	$59,391	$71,920		$76,024
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$12.940	$10.860	$14.510	$15.420	$14.820

Income (Loss) From Operations

Net investment income(1)	$0.876	$0.918	$0.931	$0.913	$0.950
Net realized and unrealized gain (loss)	(0.044)	1.990	(3.669)	(0.881)	0.608
Distributions to preferred shareholders —
From net investment income(1)	(0.033)	(0.056)	(0.301)	(0.296)	(0.256)

Total income (loss) from operations	$0.799	$2.852	$(3.039)	$(0.264)	$1.302

Less Distributions to Common Shareholders

From net investment income	$(0.859)	$(0.772)	$(0.611)	$(0.646)	$(0.702)

Total distributions to common shareholders	$(0.859)	$(0.772)	$(0.611)	$(0.646)	$(0.702)

Net asset value — End of year (Common shares)	$12.880	$12.940	$10.860	$14.510	$15.420

Market value — End of year (Common shares)	$12.100	$11.530	$7.920	$12.430	$14.110

Total Investment Return on Net Asset Value(2)	6.57%	28.08%	(21.02)%	(1.37)%	9.38%

Total Investment Return on Market Value(2)	12.36%	56.49%	(32.76)%	(7.66)%	9.88%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$27,262	$27,392	$22,977	$30,710		$32,643
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.98%	2.18%	2.15%	2.03	%(4)	1.97%
Interest and fee expense(5)	—	0.06%	0.16%	0.32%		0.46%
Total expenses before custodian fee reduction	1.98%	2.24%	2.31%	2.35	%(4)	2.43%
Expenses after custodian fee reduction excluding interest and fees	1.98%	2.18%	2.13%	2.01	%(4)	1.96%
Net investment income	6.57%	7.61%	6.96%	6.12%		6.35%
Portfolio Turnover	14%	23%	24%	22%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.22%	1.29%	1.33%	1.31	%(4)	1.27%
Interest and fee expense(5)	—	0.04%	0.10%	0.21%		0.29%
Total expenses before custodian fee reduction	1.22%	1.33%	1.43%	1.52	%(4)	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.22%	1.29%	1.31%	1.29	%(4)	1.26%
Net investment income	4.06%	4.52%	4.30%	3.94%		4.09%

Senior Securities:
Total preferred shares outstanding	700	700	700	700		700
Asset coverage per preferred share(6)	$63,948	$64,132	$57,828	$68,878		$71,635
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.570	$9.400	$14.930	$16.200	$15.020

Income (Loss) From Operations

Net investment income(1)	$0.957	$0.971	$0.968	$0.926	$0.953
Net realized and unrealized gain (loss)	(0.290)	4.091	(5.579)	(1.275)	1.205
Distributions to preferred shareholders —
From net investment income(1)	(0.029)	(0.048)	(0.289)	(0.273)	(0.253)

Total income (loss) from operations	$0.638	$5.014	$(4.900)	$(0.622)	$1.905

Less Distributions to Common Shareholders

From net investment income	$(0.948)	$(0.844)	$(0.630)	$(0.648)	$(0.725)

Total distributions to common shareholders	$(0.948)	$(0.844)	$(0.630)	$(0.648)	$(0.725)

Net asset value — End of year (Common shares)	$13.260	$13.570	$9.400	$14.930	$16.200

Market value — End of year (Common shares)	$13.520	$14.040	$8.500	$12.790	$15.080

Total Investment Return on Net Asset Value(2)	4.62%	55.43%	(33.57)%	(3.59)%	13.28%

Total Investment Return on Market Value(2)	3.10%	77.84%	(29.88)%	(11.28)%	12.89%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$61,717	$62,792	$43,459	$69,001		$74,846
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.79%	1.99%	1.96%	1.84	%(4)	1.85%
Interest and fee expense(5)	0.18%	0.24%	0.45%	0.89%		0.93%
Total expenses before custodian fee reduction	1.97%	2.23%	2.41%	2.73	%(4)	2.78%
Expenses after custodian fee reduction excluding interest and fees	1.79%	1.99%	1.94%	1.81	%(4)	1.83%
Net investment income	6.87%	8.16%	7.22%	5.94%		6.20%
Portfolio Turnover	9%	48%	54%	42%		23%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.18%	1.24%	1.23%	1.21	%(4)	1.20%
Interest and fee expense(5)	0.12%	0.15%	0.28%	0.58%		0.61%
Total expenses before custodian fee reduction	1.30%	1.39%	1.51%	1.79	%(4)	1.81%
Expenses after custodian fee reduction excluding interest and fees	1.18%	1.24%	1.21%	1.19	%(4)	1.19%
Net investment income	4.53%	5.08%	4.51%	3.89%		4.04%

Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,366	1,520		1,520
Asset coverage per preferred share(6)	$71,162	$71,966	$56,817	$70,395		$74,250
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$12.920	$9.350	$15.240	$16.550	$15.660

Income (Loss) From Operations

Net investment income(1)	$0.954	$0.960	$0.987	$0.991	$0.987
Net realized and unrealized gain (loss)	0.166	3.493	(5.887)	(1.293)	0.932
Distributions to preferred shareholders —
From net investment income(1)	(0.025)	(0.042)	(0.269)	(0.287)	(0.247)

Total income (loss) from operations	$1.095	$4.411	$(5.169)	$(0.589)	$1.672

Less Distributions to Common Shareholders

From net investment income	$(0.905)	$(0.841)	$(0.721)	$(0.721)	$(0.782)

Total distributions to common shareholders	$(0.905)	$(0.841)	$(0.721)	$(0.721)	$(0.782)

Net asset value — End of year (Common shares)	$13.110	$12.920	$9.350	$15.240	$16.550

Market value — End of year (Common shares)	$13.350	$13.200	$7.900	$14.100	$15.700

Total Investment Return on Net Asset Value(2)	8.48%	49.00%	(35.07)%	(3.42)%	11.28%

Total Investment Return on Market Value(2)	8.16%	80.12%	(40.71)%	(5.81)%	10.28%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$71,372	$69,857	$50,325	$81,931		$88,970
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.74%	1.98%	1.92%	1.80	%(4)	1.82%
Interest and fee expense(5)	0.21%	0.24%	0.55%	0.98%		1.03%
Total expenses before custodian fee reduction	1.95%	2.22%	2.47%	2.78	%(4)	2.85%
Expenses after custodian fee reduction excluding interest and fees	1.74%	1.98%	1.89%	1.78	%(4)	1.80%
Net investment income	7.02%	8.40%	7.21%	6.23%		6.22%
Portfolio Turnover	13%	20%	48%	29%		27%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.18%	1.28%	1.23%	1.18	%(4)	1.19%
Interest and fee expense(5)	0.15%	0.15%	0.35%	0.65%		0.68%
Total expenses before custodian fee reduction	1.33%	1.43%	1.58%	1.83	%(4)	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.18%	1.28%	1.21%	1.17	%(4)	1.19%
Net investment income	4.82%	5.43%	4.63%	4.10%		4.09%

Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,780		1,780
Asset coverage per preferred share(6)	$77,909	$76,785	$62,309	$71,032		$74,983
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.520	$10.450	$14.830	$15.690	$14.910

Income (Loss) From Operations

Net investment income(1)	$0.899	$0.945	$0.961	$0.938	$0.958
Net realized and unrealized gain (loss)	(0.325)	2.974	(4.410)	(0.845)	0.800
Distributions to preferred shareholders —
From net investment income(1)	(0.033)	(0.055)	(0.303)	(0.297)	(0.264)

Total income (loss) from operations	$0.541	$3.864	$(3.752)	$(0.204)	$1.494

Less Distributions to Common Shareholders

From net investment income	$(0.891)	$(0.794)	$(0.628)	$(0.656)	$(0.714)

Total distributions to common shareholders	$(0.891)	$(0.794)	$(0.628)	$(0.656)	$(0.714)

Net asset value — End of year (Common shares)	$13.170	$13.520	$10.450	$14.830	$15.690

Market value — End of year (Common shares)	$13.420	$13.430	$8.550	$12.850	$14.610

Total Investment Return on Net Asset Value(2)	3.96%	38.58%	(25.69)%	(1.06)%	10.50%

Total Investment Return on Market Value(2)	6.64%	68.25%	(29.83)%	(7.93)%	8.27%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$37,463	$38,295	$29,563	$41,953		$44,385
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.85%	2.08%	2.08%	1.93	%(4)	1.92%
Interest and fee expense(5)	0.02%	0.02%	0.26%	0.72%		0.74%
Total expenses before custodian fee reduction	1.87%	2.10%	2.34%	2.65	%(4)	2.66%
Expenses after custodian fee reduction excluding interest and fees	1.85%	2.08%	2.06%	1.91	%(4)	1.92%
Net investment income	6.53%	7.77%	7.12%	6.17%		6.31%
Portfolio Turnover	17%	20%	27%	24%		16%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.17%	1.26%	1.29%	1.25	%(4)	1.25%
Interest and fee expense(5)	0.01%	0.01%	0.16%	0.46%		0.48%
Total expenses before custodian fee reduction	1.18%	1.27%	1.45%	1.71	%(4)	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.17%	1.26%	1.28%	1.23	%(4)	1.24%
Net investment income	4.13%	4.68%	4.41%	3.99%		4.08%

Senior Securities:
Total preferred shares outstanding	909	909	918	940		940
Asset coverage per preferred share(6)	$66,215	$67,131	$57,209	$69,640		$72,223
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Year Ended November 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.380	$10.320	$14.840	$15.510	$14.870

Income (Loss) From Operations

Net investment income(1)	$0.912	$0.928	$0.986	$0.953	$0.983
Net realized and unrealized gain (loss)	(0.063)	2.973	(4.555)	(0.661)	0.664
Distributions to preferred shareholders —
From net investment income(1)	(0.032)	(0.053)	(0.299)	(0.300)	(0.274)

Total income (loss) from operations	$0.817	$3.848	$(3.868)	$(0.008)	$1.373

Less Distributions to Common Shareholders

From net investment income	$(0.867)	$(0.788)	$(0.652)	$(0.662)	$(0.733)

Total distributions to common shareholders	$(0.867)	$(0.788)	$(0.652)	$(0.662)	$(0.733)

Net asset value — End of year (Common shares)	$13.330	$13.380	$10.320	$14.840	$15.510

Market value — End of year (Common shares)	$12.930	$13.050	$9.600	$12.790	$14.560

Total Investment Return on Net Asset Value(2)	6.13%	39.16%	(26.57)%	0.27%	9.68%

Total Investment Return on Market Value(2)	5.57%	45.88%	(20.75)%	(7.95)%	4.44%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Year Ended November 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$36,210	$36,255	$27,944	$40,182		$41,998
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.88%	2.11%	2.06%	1.95	%(4)	1.94%
Interest and fee expense(5)	0.06%	0.21%	0.37%	0.70%		0.93%
Total expenses before custodian fee reduction	1.94%	2.32%	2.43%	2.65	%(4)	2.87%
Expenses after custodian fee reduction excluding interest and fees	1.88%	2.11%	2.04%	1.94	%(4)	1.93%
Net investment income	6.61%	7.61%	7.23%	6.28%		6.53%
Portfolio Turnover	17%	23%	25%	23%		18%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20%	1.28%	1.28%	1.27	%(4)	1.25%
Interest and fee expense(5)	0.04%	0.13%	0.23%	0.45%		0.60%
Total expenses before custodian fee reduction	1.24%	1.41%	1.51%	1.72	%(4)	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.20%	1.28%	1.27%	1.26	%(4)	1.24%
Net investment income	4.22%	4.63%	4.50%	4.06%		4.21%

Senior Securities:
Total preferred shares outstanding	847	847	889	900		900
Asset coverage per preferred share(6)	$67,752	$67,806	$56,439	$69,658		$71,672
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2010, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Trust	Amount	Expiration Date

California	$995,999	November 30, 2012
	6,689,345	November 30, 2016
	4,084,290	November 30, 2017
	355,871	November 30, 2018
Massachusetts	$692,532	November 30, 2016
	991,790	November 30, 2017

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Trust	Amount	Expiration Date

Michigan	$443,883	November 30, 2011
	697,198	November 30, 2012
	224,050	November 30, 2013
	517,712	November 30, 2016
	337,540	November 30, 2017
	34,334	November 30, 2018
New Jersey	$177,350	November 30, 2011
	3,185,143	November 30, 2017
	1,512,852	November 30, 2018
New York	$2,354,581	November 30, 2016
	3,171,310	November 30, 2017
	671,928	November 30, 2018
Ohio	$764,355	November 30, 2012
	588,403	November 30, 2013
	736,482	November 30, 2016
	840,450	November 30, 2017
	41,243	November 30, 2018
Pennsylvania	$502,868	November 30, 2012
	389,289	November 30, 2013
	800,874	November 30, 2016
	329,527	November 30, 2018

During the year ended November 30, 2010, capital loss carryforwards of $21,980 were utilized to offset net realized gains by Massachusetts Trust.

As of November 30, 2010, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2010, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Trust	Outstanding	Rates (%)	Outstanding

California	$20,535,000	0.30 – 0.35	$27,306,585
Massachusetts	4,885,000	0.30 – 0.33	6,440,002
New Jersey	14,572,000	0.30 – 0.39	19,413,803
New York	20,475,000	0.30 – 0.39	26,117,222
Ohio	830,000	0.38	1,251,200
Pennsylvania	2,370,000	0.31 – 0.40	4,329,979

For the year ended November 30, 2010, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Average
	Floating
	Rate Notes	Average
Trust	Outstanding	Interest Rate

California	$19,855,438	0.82%
Massachusetts	4,455,466	0.82
New Jersey	13,678,849	0.84
New York	19,208,671	0.81
Ohio	830,000	0.89
Pennsylvania	2,370,000	0.99

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2010.

The Trusts may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Trusts’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Trusts may enter into financial futures contracts. The Trusts’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

J  Interest Rate Swaps — The Trusts may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

The number of APS issued and outstanding as of November 30, 2010 is as follows:

Trust	APS Issued and Outstanding

California	1,999
Massachusetts	802
Michigan	700
New Jersey	1,337
New York	1,349
Ohio	909
Pennsylvania	847

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2010, and the amount of dividends

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Accrued to APS	Dividend	Rate
Trust	November 30, 2010	Shareholders	Rates	Ranges (%)

California	0.44%	$203,844	0.41%	0.24–0.56
Massachusetts	0.41	81,604	0.41	0.26–0.62
Michigan	0.44	70,520	0.40	0.24–0.56
New Jersey	0.44	136,338	0.41	0.24–0.56
New York	0.44	135,619	0.40	0.24–0.56
Ohio	0.44	92,648	0.41	0.26–0.58
Pennsylvania	0.41	86,181	0.41	0.26–0.62

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2010.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2010 and November 30, 2009 was as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Year Ended November 30, 2010	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$6,548,819	$2,554,569	$1,888,433	$4,529,949	$5,039,476	$2,604,159	$2,437,121
Ordinary income	$10,970	$570	$—	$5,515	$5,525	$16,874	$471

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Year Ended November 30, 2009	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$5,947,299	$2,374,488	$1,750,106	$4,118,938	$4,756,068	$2,399,275	$2,278,334
Ordinary income	$1,230	$2,170	$1,346	$7,438	$2,499	$3,106	$394

During the year ended November 30, 2010, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Decrease in paid-in capital	$—	$(321,196)	$(475,985)	$—	$—	$—	$(41,331)
Decrease in accumulated net realized loss	$105,997	$331,246	$483,750	$51,558	$17,153	$1,551	$81,253
Decrease in accumulated undistributed net investment income	$(105,997)	$(10,050)	$(7,765)	$(51,558)	$(17,153)	$(1,551)	$(39,922)

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Undistributed tax-exempt income	$1,225,786	$465,025	$296,410	$733,232	$854,746	$438,570	$415,885
Capital loss carryforward	$(12,125,505)	$(1,684,322)	$(2,254,717)	$(4,875,345)	$(6,197,819)	$(2,970,933)	$(2,022,558)
Net unrealized depreciation	$(4,431,750)	$(617,580)	$(1,271,369)	$(1,079,514)	$(2,290,736)	$(799,854)	$(743,392)
Other temporary differences	$(2,422)	$(225)	$(1,062)	$(1,620)	$(2,043)	$(1,927)	$(236)

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, accretion of market discount, futures contracts, swap contracts, the timing of recognizing distributions to shareholders and inverse floaters.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Prior to May 1, 2010, the fee was computed at an annual rate of 0.70% of each Trust’s average weekly gross assets. Pursuant to a fee reduction agreement between each Trust and EVM, commencing May 1, 2010, the annualized fee was reduced by 0.015% to 0.685% and will be reduced an additional 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The investment adviser fee is payable monthly. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2010, the investment adviser fee and administration fee were as follows:

	Investment	Administration
Trust	Adviser Fee	Fee

California	$1,048,471	$303,403
Massachusetts	417,371	120,782
Michigan	315,990	91,440
New Jersey	709,401	205,272
New York	816,957	236,407
Ohio	432,938	125,275
Pennsylvania	414,330	119,892

During the year ended November 30, 2010, EVM reimbursed the Massachusetts Trust $989 for a trading error. The effect of the loss incurred and the reimbursement by EVM of such amount had no impact on total return.

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2010 were as follows:

Trust	Purchases	Sales

California	$21,888,311	$22,947,515
Massachusetts	10,065,499	9,864,631
Michigan	6,250,096	6,217,042
New Jersey	10,301,710	10,742,719
New York	21,894,055	16,261,262
Ohio	9,935,486	12,531,639
Pennsylvania	9,857,523	10,619,884

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the years ended November 30, 2010 and November 30, 2009 were as follows:

	Year End November 30,
Trust	2010	2009

California	22,026	10,321
Massachusetts	12,738	8,904
New Jersey	27,868	3,303
New York	35,153	27,904
Ohio	11,892	3,722
Pennsylvania	6,938	1,208

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2010, as determined on a federal income tax basis, were as follows:

California Trust

Aggregate cost	$141,461,206

Gross unrealized appreciation	$5,388,140
Gross unrealized depreciation	(9,687,128)

Net unrealized depreciation	$(4,298,988)

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Massachusetts Trust

Aggregate cost	$57,362,721

Gross unrealized appreciation	$1,466,605
Gross unrealized depreciation	(2,086,295)

Net unrealized depreciation	$(619,690)

Michigan Trust

Aggregate cost	$44,361,441

Gross unrealized appreciation	$1,064,363
Gross unrealized depreciation	(2,320,170)

Net unrealized depreciation	$(1,255,807)

New Jersey Trust

Aggregate cost	$93,122,999

Gross unrealized appreciation	$3,031,458
Gross unrealized depreciation	(4,113,658)

Net unrealized depreciation	$(1,082,200)

New York Trust

Aggregate cost	$105,000,937

Gross unrealized appreciation	$2,754,648
Gross unrealized depreciation	(4,946,173)

Net unrealized depreciation	$(2,191,525)

Ohio Trust

Aggregate cost	$56,086,261

Gross unrealized appreciation	$1,572,039
Gross unrealized depreciation	(2,395,067)

Net unrealized depreciation	$(823,028)

Pennsylvania Trust

Aggregate cost	$56,403,192

Gross unrealized appreciation	$1,899,262
Gross unrealized depreciation	(2,662,544)

Net unrealized depreciation	$(763,282)

8   Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2010 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Trust	Date	Contracts	Position	Cost	Value	(Depreciation)

California	3/11	32 U.S. 30-Year Treasury Bond	Short	$(4,049,388)	$(4,073,000)	$(23,612)

Michigan	3/11	1 U.S. 10-Year Treasury Note	Short	$(124,207)	$(124,109)	$98
	3/11	3 U.S. 30-Year Treasury Bond	Short	(374,808)	(381,844)	(7,036)

New Jersey	3/11	125 U.S. 30-Year Treasury Bond	Short	$(15,919,484)	$(15,910,156)	$9,328

New York	3/11	60 U.S. 30-Year Treasury Bond	Short	$(7,592,133)	$(7,636,875)	$(44,742)

Ohio	3/11	1 U.S. 10-Year Treasury Note	Short	$(124,207)	$(124,109)	$98
	3/11	11 U.S. 30-Year Treasury Bond	Short	(1,379,118)	(1,400,093)	(20,975)

Pennsylvania	3/11	50 U.S. 30-Year Treasury Bond	Short	$(6,367,794)	$(6,364,063)	$3,731

Interest Rate Swaps
California Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$3,412,500	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$(132,762)

Massachusetts Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$787,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$50,741

Merrill Lynch Capital Services, Inc.	1,250,000	4.092	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	(48,631)

					$2,110

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Interest Rate Swaps (continued)

Michigan Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Michigan Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$400,000	4.092%	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	$(15,562)

New Jersey Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$1,362,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$87,790

Merrill Lynch Capital Services, Inc.	2,187,500	4.092	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	(85,104)

					$2,686

New York Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$1,600,000	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$103,093

Merrill Lynch Capital Services, Inc.	5,200,000	4.092	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	(202,304)

					$(99,211)

Ohio Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$812,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$52,352

Merrill Lynch Capital Services, Inc.	750,000	4.092	3-month USD-LIBOR-BBA	February 24, 2011 / February 24, 2041	(29,178)

					$23,174

Pennsylvania Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$912,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$58,795

Merrill Lynch Capital Services, Inc.	1,000,000	4.092	3-month USD-LIBOR-BBA	February 24, 2011/ February 24, 2041	(38,905)

					$19,890

The effective date represents the date on which a Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Trust enters into interest rate swap contracts. The Trusts also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Trusts enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those swaps in a liability position. At November 30, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Trust. The value of securities pledged as collateral, if any, for open interest rate swap contracts at November 30, 2010 is disclosed in a note to each Trust’s Portfolio of Investments.

The non-exchange traded derivatives in which a Trust invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2010, the maximum amount of loss the Trusts would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Trust. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2010 were as follows:

	Fair Value

	Asset Derivatives	Liability Derivatives

California Trust
Futures Contracts	$—	$(23,612	)(1)
Interest Rate Swaps	—	(132,762	)(2)

Total	$—	$(156,374)

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Fair Value

	Asset Derivatives		Liability Derivatives

Massachusetts Trust
Futures Contracts	$—		$—
Interest Rate Swaps	50,741	(3)	(48,631	)(2)

Total	$50,741		$(48,631)

Michigan Trust
Futures Contracts	$98	(1)	$(7,036	)(1)
Interest Rate Swaps	—		(15,562	)(2)

Total	$98		$(22,598)

New Jersey Trust
Futures Contracts	$9,328	(1)	$—
Interest Rate Swaps	87,790	(3)	(85,104	)(2)

Total	$97,118		$(85,104)

New York Trust
Futures Contracts	$—		$(44,742	)(1)
Interest Rate Swaps	103,093	(3)	(202,304	)(2)

Total	$103,093		$(247,046)

Ohio Trust
Futures Contracts	$98	(1)	$(20,975	)(1)
Interest Rate Swaps	52,352	(3)	(29,178	)(2)

Total	$52,450		$(50,153)

Pennsylvania Trust
Futures Contracts	$3,731	(1)	$—
Interest Rate Swaps	58,795	(3)	(38,905	)(2)

Total	$62,526		$(38,905)

(1)	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Trust	Income(1)	Income(2)

California	$(1,281,426)	$163,237
Massachusetts	(233,278)	47,418
Michigan	(98,179)	11,289
New Jersey	(1,973,070)	91,252
New York	(1,381,089)	202,384
Ohio	(341,634)	74,391
Pennsylvania	(614,753)	150,217

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended November 30, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

Trust	Futures Contracts	Interest Rate Swaps

California	$5,354,000	$5,047,000
Massachusetts	—	2,038,000
Michigan	454,000	400,000
New Jersey	8,654,000	3,550,000
New York	6,000,000	6,800,000
Ohio	1,208,000	1,563,000
Pennsylvania	5,000,000	1,220,000

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

California Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$157,697,218	$—	$157,697,218

Total Investments	$—	$157,697,218	$—	$157,697,218

Liability Description

Futures Contracts	$(23,612)	$—	$—	$(23,612)
Interest Rate Swaps	—	(132,762)	—	(132,762)

Total	$(23,612)	$(132,762)	$—	$(156,374)

Massachusetts Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,628,031	$—	$61,628,031

Total Investments	$—	$61,628,031	$—	$61,628,031

Interest Rate Swaps	$—	$50,741	$—	$50,741

Total	$—	$61,678,772	$—	$61,678,772

Liability Description

Interest Rate Swaps	$—	$(48,631)	$—	$(48,631)

Total	$—	$(48,631)	$—	$(48,631)

Michigan Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$43,105,634	$—	$43,105,634

Total Investments	$—	$43,105,634	$—	$43,105,634

Futures Contracts	$98	$—	$—	$98

Total	$98	$43,105,634	$—	$43,105,732

Michigan Trust (continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Liability Description	(Level 1)	(Level 2)	(Level 3)	Total

Futures Contracts	$(7,036)	$—	$—	$(7,036)
Interest Rate Swaps	—	(15,562)	—	(15,562)

Total	$(7,036)	$(15,562)	$—	$(22,598)

New Jersey Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$106,612,799	$—	$106,612,799

Total Investments	$—	$106,612,799	$—	$106,612,799

Futures Contracts	$9,328	$—	$—	$9,328
Interest Rate Swaps	—	87,790	—	87,790

Total	$9,328	$106,700,589	$—	$106,709,917

Liability Description

Interest Rate Swaps	$—	$(85,104)	$—	$(85,104)

Total	$—	$(85,104)	$—	$(85,104)

New York Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$123,284,412	$—	$123,284,412

Total Investments	$—	$123,284,412	$—	$123,284,412

Interest Rate Swaps	$—	$103,093	$—	$103,093

Total	$—	$123,387,505	$—	$123,387,505

Liability Description

Futures Contracts	$(44,742)	$—	$—	$(44,742)
Interest Rate Swaps	—	(202,304)	—	(202,304)

Total	$(44,742)	$(202,304)	$—	$(247,046)

Eaton Vance Municipal Income Trusts as of November 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Ohio Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$56,093,233	$—	$56,093,233

Total Investments	$—	$56,093,233	$—	$56,093,233

Futures Contracts	$98	$—	$—	$98
Interest Rate Swaps	—	52,352	—	52,352

Total	$98	$56,145,585	$—	$56,145,683

Liability Description

Futures Contracts	$(20,975)	$—	$—	$(20,975)
Interest Rate Swaps	—	(29,178)	—	(29,178)

Total	$(20,975)	$(29,178)	$—	$(50,153)

Pennsylvania Trust

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$58,009,910	$—	$58,009,910

Total Investments	$—	$58,009,910	$—	$58,009,910

Futures Contracts	$3,731	$—	$—	$3,731
Interest Rate Swaps	—	58,795	—	58,795

Total	$3,731	$58,068,705	$—	$58,072,436

Liability Description

Interest Rate Swaps	$—	$(38,905)	$—	$(38,905)

Total	$—	$(38,905)	$—	$(38,905)

The Trusts held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

10   Legal Proceedings

In May 2010, New Jersey Trust (the Trust) received a demand letter from a law firm on behalf of a putative common shareholder. The demand letter alleged that Eaton Vance Management and the Trustees and officers of the Trust breached their fiduciary duty to the Trust in connection with redemption by the Trust of its auction preferred securities following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Trust take certain action to remedy those alleged breaches. In August 2010, following a thorough investigation conducted by the independent Trustees of the Trust, the Board of Trustees of the Trust (including all of the independent Trustees) rejected the demands set forth in the demand letter.

Eaton Vance Municipal Income Trusts as of November 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (individually, “each Trust”), as of November 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended. These financial statements and financial highlights are the responsibility of each Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Each Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 14, 2011

Eaton Vance Municipal Income Trusts as of November 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Trusts’ fiscal year-end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Trusts designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	99.83%
Eaton Vance Massachusetts Municipal Income Trust	99.98%
Eaton Vance Michigan Municipal Income Trust	100.00%
Eaton Vance New Jersey Municipal Income Trust	99.88%
Eaton Vance New York Municipal Income Trust	99.89%
Eaton Vance Ohio Municipal Income Trust	99.36%
Eaton Vance Pennsylvania Municipal Income Trust	99.98%

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent, American Stock Transfer & Trust Company (AST), who is also each Trust’s Transfer Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your Shares be re-registered in your name with AST or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro-rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent at 1-866-439-6787.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders
As of November 30, 2010, our records indicate that there are 101, 86, 56, 112, 100, 83 and 103 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,502, 1,215, 1,240, 1,981, 2,327, 1,459 and 1,457 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, and five-, and for certain Funds, ten-year periods ended September 30, 2009 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering. As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that, in response to inquiries by the Contract Review Committee, the Adviser had agreed to implement a series of permanent reductions in management fees and that the first such reduction would be effective as of May 1, 2010. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trusts’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.	177	Director of EVC.

Noninterested Trustees

Benjamin C. Esty(A) 1963	Class I Trustee	Until 2012. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 1940	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	177	None

Ronald A. Pearlman 1940	Class I Trustee	Until 2012. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	177	None

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Class III Trustee	Until 2011. 3 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	177	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2012. 3 years. Trustee since 1998.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	177	None

Ralph F. Verni(A) 1943	Chairman of the Board and Class II Trustee	Until 2013. 3 years. Chairman of the Board since 2007 and Trustee since 2006.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	177	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Cynthia J. Clemson 1963	President of CEV, EMI, EVY, EVO and EVP and Vice President of MMV and EVJ	President of CEV, EMI, EVY, EVO and EVP since 2005 and Vice President of MMV and EVJ since 2004	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 1958	President of MMV and EVJ and Vice President of CEV and EVP	President of MMV and EVJ since 2010, Vice President of CEV since 2010 and of EVP since 2005	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 1959	Vice President of EMI and EVO	Of EMI since 2000 and of EVO since 2005	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Craig R. Brandon 1966	Vice President of CEV and EVY	Of CEV since 2010 and of EVY since 2005	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of EVP	Since 2007	Vice President of EVM and BMR. Officer of 67 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Year of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

(A)	APS Trustee

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Investment Adviser and Administrator of
Eaton Vance Municipal Income Trusts
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipal Income Trusts
Two International Place
Boston, MA 02110

147-1/11	CE-MUNISRC7

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2009 and November 30, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/09	11/30/10

Audit Fees	$35,045	$34,768

Audit-Related Fees(1)	$3,915	$3,915

Tax Fees(2)	$9,356	$9,197

All Other Fees(3)	$0	$500

Total	$48,316	$48,380

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30,

2009 and November 30, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/09	11/30/10

Registrant	$13,271	$13,612

Eaton Vance(1)	$260,717	$278.901

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Helen Frame Peters, Lynn A. Stout and Ralph F. Verni are the members of the registrant’s audit committee.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Portfolio Management
Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Income Trust, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New York Municipal Income Trust and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.
Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a co-Director of Municipal Investments and Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”), an Eaton Vance subsidiary. Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.
The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

				Total Assets of
	Number of	Total Assets	Number of Accounts	Accounts
	All	of All	Paying a Performance	Paying a Performance
	Accounts	Accounts	Fee	Fee
Cynthia J. Clemson
Registered Investment Companies	9	$2,680.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern
Registered Investment Companies	13	$3,222.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$18.8	0	$0

Craig R. Brandon
Registered Investment Companies	13	$1,671.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	12	$1,271.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$18.8	0	$0
The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity
Securities Owned in the
Portfolio Manager and Fund Name	Fund
Cynthia J. Clemson
California Municipal Income Trust	None

William H. Ahern, Jr.
Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None

Dollar Range of Equity
Securities Owned in the
Portfolio Manager and Fund Name	Fund
Craig R. Brandon
Massachusetts Municipal Income Trust	None

New York Municipal Income Trust	None

Adam A. Weigold
New Jersey Municipal Income Trust	None

Pennsylvania Municipal Income Trust	None
Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
Compensation Structure for EVM
Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	January 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	January 14, 2011

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson President

Date:	January 14, 2011